Condensed Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	$ 48,967	$ 149,435	$ 63,062
Net cash used in operating activities, discontinued operations	0	(2,736)	(402)
Net cash provided by operating activities	48,967	146,699	62,660
INVESTING ACTIVITIES:
Capital expenditures	(29,374)	(28,230)	(20,069)
Change in restricted cash	0	255,159	(255,159)
Payments for business combinations, net of cash acquired	(10,082)	(358,495)	(9,033)
Proceeds from the sale of assets	86	79	74
Capital contribution to joint venture with NBCUniversal	(100,000)	0	0
Receipt of dividend	0
Payments on derivative instruments	0	0	(2,020)
Shortfall loans to joint venture with NBCUniversal	0	(2,292)	(2,483)
Advances on intercompany borrowings	0	0
Payments from intercompany borrowings	0	0
Other investments, net	0	0	(375)
Advances to consolidated subsidiaries			0
Payments from consolidated subsidiaries			0
Net cash used in investing activities, continuing operations	(139,370)	(133,779)	(289,065)
Net cash provided by (used in) investing activities, discontinued operations	0	29,520	(115)
Net cash used in investing activities	(139,370)	(104,259)	(289,180)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	1,845	1,314	841
Tax benefit from exercises of share options	1,591	0	0
Proceeds from borrowings on long-term debt	139,000	328,333	417,695
Principal payments on long-term debt	(85,160)	(322,179)	(175,216)
Payment of long-term debt issue costs	(655)	(10,272)	(7,662)
Payments of dividend	0
Treasury shares purchased	0	(11,386)	(2,729)
Proceeds from intercompany borrowings	0	0	0
Payments on intercompany borrowings	0	0	0
Net cash provided by (used in) financing activities, continuing operations			232,929
Net cash provided by (used in) financing activities	56,621	(14,190)	232,929
Net (decrease) increase in cash and cash equivalents	(33,782)	28,250	6,409
Cash and cash equivalents at the beginning of the period	46,307	18,057	11,648
Cash and cash equivalents at the end of the period	12,525	46,307	18,057
LIN Media LLC
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	(589)
Net cash provided by operating activities		0	0
INVESTING ACTIVITIES:
Receipt of dividend	2,000
Advances on intercompany borrowings	(2,000)
Net cash used in investing activities, continuing operations	0	0	0
Net cash used in investing activities		0	0
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	589
Net cash provided by (used in) financing activities, continuing operations			0
Net cash provided by (used in) financing activities	589	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0
Cash and cash equivalents at the end of the period	0	0	0
LIN Television Corporation
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	(1,986)	142,255	52,012
Net cash used in operating activities, discontinued operations		(471)	(1,180)
Net cash provided by operating activities		141,784	50,832
INVESTING ACTIVITIES:
Capital expenditures	(22,768)	(20,158)	(12,266)
Change in restricted cash		255,159	(255,159)
Payments for business combinations, net of cash acquired	(10,082)	(352,162)	(10,046)
Proceeds from the sale of assets	66	30	72
Receipt of dividend	78,011
Payments on derivative instruments			(2,020)
Shortfall loans to joint venture with NBCUniversal		(2,292)	(2,483)
Advances on intercompany borrowings	(4,550)	(2,400)
Payments from intercompany borrowings	15,009	20,382
Other investments, net			(375)
Advances to consolidated subsidiaries			(400)
Payments from consolidated subsidiaries			3,750
Net cash used in investing activities, continuing operations	55,686	(101,441)	(278,927)
Net cash provided by (used in) investing activities, discontinued operations		6,314	(106)
Net cash used in investing activities		(95,127)	(279,033)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	1,256	1,314	841
Tax benefit from exercises of share options	1,591
Proceeds from borrowings on long-term debt	139,000	322,000	417,695
Principal payments on long-term debt	(83,846)	(320,374)	(174,573)
Payment of long-term debt issue costs	(655)	(10,157)	(7,662)
Payments of dividend	(2,000)
Treasury shares purchased		(11,386)	(2,729)
Proceeds from intercompany borrowings	2,000
Payments on intercompany borrowings	(145,358)
Net cash provided by (used in) financing activities, continuing operations			233,572
Net cash provided by (used in) financing activities	(88,012)	(18,603)	233,572
Net (decrease) increase in cash and cash equivalents	(34,312)	28,054	5,371
Cash and cash equivalents at the beginning of the period	44,625	16,571	11,200
Cash and cash equivalents at the end of the period	10,313	44,625	16,571
Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	50,612	4,998	10,799
Net cash used in operating activities, discontinued operations		(2,242)	926
Net cash provided by operating activities		2,756	11,725
INVESTING ACTIVITIES:
Capital expenditures	(3,540)	(5,709)	(7,763)
Proceeds from the sale of assets	20	49	2
Capital contribution to joint venture with NBCUniversal	(100,000)
Payments from intercompany borrowings	145,358
Payments from consolidated subsidiaries			0
Net cash used in investing activities, continuing operations	41,838	(5,660)	(7,761)
Net cash provided by (used in) investing activities, discontinued operations		23,206	(9)
Net cash used in investing activities		17,546	(7,770)
FINANCING ACTIVITIES:
Payments of dividend	(78,011)
Payments on intercompany borrowings	(15,009)	(20,382)	(3,750)
Net cash provided by (used in) financing activities, continuing operations			(3,750)
Net cash provided by (used in) financing activities	(93,020)	(20,382)	(3,750)
Net (decrease) increase in cash and cash equivalents	(570)	(80)	205
Cash and cash equivalents at the beginning of the period	573	653	448
Cash and cash equivalents at the end of the period	3	573	653
Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	930	2,159	103
Net cash provided by operating activities		2,159	103
INVESTING ACTIVITIES:
Capital expenditures	(3,066)	(2,363)	(40)
Payments for business combinations, net of cash acquired		(6,333)	1,013
Net cash used in investing activities, continuing operations	(3,066)	(8,696)	973
Net cash used in investing activities		(8,696)	973
FINANCING ACTIVITIES:
Proceeds from borrowings on long-term debt		6,333
Principal payments on long-term debt	(1,314)	(1,805)	(643)
Payment of long-term debt issue costs		(115)
Treasury shares purchased		0
Proceeds from intercompany borrowings	4,550	2,400	400
Net cash provided by (used in) financing activities, continuing operations			(243)
Net cash provided by (used in) financing activities	3,236	6,813	(243)
Net (decrease) increase in cash and cash equivalents	1,100	276	833
Cash and cash equivalents at the beginning of the period	1,109	833	0
Cash and cash equivalents at the end of the period	2,209	1,109	833
Eliminations
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	0	23	148
Net cash used in operating activities, discontinued operations		(23)	(148)
Net cash provided by operating activities		0	0
INVESTING ACTIVITIES:
Receipt of dividend	(80,011)
Advances on intercompany borrowings	6,550	2,400
Payments from intercompany borrowings	(160,367)	(20,382)
Advances to consolidated subsidiaries			400
Payments from consolidated subsidiaries			(3,750)
Net cash used in investing activities, continuing operations	(233,828)	(17,982)	(3,350)
Net cash used in investing activities		(17,982)	(3,350)
FINANCING ACTIVITIES:
Payments of dividend	80,011
Proceeds from intercompany borrowings	(6,550)	(2,400)	(400)
Payments on intercompany borrowings	160,367	20,382	3,750
Net cash provided by (used in) financing activities, continuing operations			3,350
Net cash provided by (used in) financing activities	233,828	17,982	3,350
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0